Real Estate Inventories - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory [Line Items]
Impairment loss on real estate assets
Impairment loss on real estate assets				$ 128.3